Investments in subsidiaries, associates and joint ventures	12 Months Ended
Dec. 31, 2021
Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures

15.   Investments in subsidiaries, associates, and joint ventures

			Investments in associates
			and joint ventures		Equity results in the income statement			Dividends received
			December 31,		Year ended December 31,			Year ended December 31,
Associates and joint ventures	% ownership	% voting capital	2021	2020	2021	2020	2019	2021	2020	2019
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	21	20	4	1	4	1	—	—
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	51	48	46	8	48	33	34	62
Companhia Hispano-Brasileira de Pelotização	50.89	50.89	38	43	1	11	37	7	27	50
Companhia Ítalo-Brasileira de Pelotização	50.90	51.00	48	44	40	10	30	23	23	54
Companhia Nipo-Brasileira de Pelotização	51.00	51.11	129	121	40	8	84	8	32	92
MRS Logística S.A.	48.16	46.75	418	398	75	34	50	9	22	29
Samarco Mineração S.A. (note 25)	50.00	50.00	—	—	—	—	—	—	—	—
VLI S.A.	29.60	29.60	408	480	(40)	(22)	1	—	2	9
			1,113	1,154	166	50	254	81	140	296
Base metals
Korea Nickel Corp.	25.00	25.00	17	18	1	—	—	—	—	—
			17	18	1	—	—	—	—	—
Others
Aliança Geração de Energia S.A.	55.00	55.00	367	367	53	28	31	25	24	28
Aliança Norte Energia Participações S.A.	51.00	51.00	105	117	(4)	(8)	4	—	—	—
California Steel Industries, Inc.	50.00	50.00	—	234	228	(7)	23	84	—	29
Companhia Siderúrgica do Pecém	50.00	50.00	99	—	56	(131)	(69)	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	—	71	(5)	(3)	15	—	9	—
Others			50	70	(1)	(5)	(5)	—	—	—
			621	859	327	(126)	(1)	109	33	57
Total			1,751	2,031	494	(76)	253	190	173	353

The amounts of the investments by segments are presented in note 4(b).

a) Changes in the year

	2021	2020
Balance at January 1,	2,031	2,798
Additions and capitalizations (i)	42	131
Equity results in income statement	494	(76)
Dividends declared	(228)	(128)
Translation adjustment	(128)	(542)
Reduction of investment in VLI	-	(131)
Transfer the equity results to discontinued operations (note 16a)	(26)	(43)
Transfer of CSI to assets held for sale (nota 16c)	(377)	-
Others	(57)	22
Balance at December 31,	1,751	2,031

(i) Refers mainly to the capital increase of Companhia Siderúrgica do Pecém.

Capital reduction in a foreign subsidiary - In December 2021, the Company approved a capital reduction in the amount of US$3,000 in VISA. Therefore, in accordance with the Company's accounting policy for transactions of such nature (note 2), the capital reduction was characterized as a partial disposal, generating a gain of US$2,413 related to the reclassification of the cumulative translation adjustments of this investment, recorded in the stockholders’ equity to the income statement for year ended December 31, 2021, presented as “Other financial items, net” (note 6).

Call options exercised on VLI shares – In December 2020, BNDES Participações S.A. (“BNDESPar”) exercised all its options included in the Call Option Purchase Agreement for share issued by VLI S.A. (“VLI”). In this agreement, options were granted to BNDESPar to purchase shares of VLI held by Vale of up to 8% of VLI's equity.

With the exercise of this option, Vale received US$241 for an 8% stake in VLI, and now holds 29.6% of VLI's total shares, resulting in a gain of US$172, recognized in the income statement for the year ended December 31, 2020 as “Equity results and other results in associates and joint ventures”.

b) Acquisitions and divestitures

Vale Shipping Holding Pte. Ltd (“VSH”) - In October 2021, the Company approved the liquidation of VSH, its wholly-owned subsidiary that owned and operated the Company's vessels. In November 2021, VSH made a repayment of capital to VISA and, as a result, the Company reclassified the total of US$771 arising from the cumulative translation adjustments that was recorded in the Company stockholders’ equity to the income statement for the year ended December 31, 2021, presented as “Other financial items, net” (note 6).

Vale Nouvelle-Calédonie S.A.S. (“VNC”) – In December 2020, the Company signed a binding put option agreement to sell its interest in VNC for an immaterial consideration to Prony Resources consortium. Under the terms of agreement, the Company has assumed an obligation to pay to the buyers an amount of US$500 upon closing of the transaction and this amount has been provided for as at December 31, 2020.

In March 2021, the Company signed the share purchase and sale agreement with Prony Resources, concluding the transaction to sell its interest in VNC. With the final agreement, the Company disbursed US$555 to VNC on the closing of the transaction, which combined with other working capital adjustments, resulted in an additional loss in the amount of US$98, presented as “Impairment and write-off of non-current assets” in income statement for the year ended December 31, 2021.

The agreement also established that Vale has an offtake agreement to purchase a certain amount of VNC’s annual nickel production with a cap price over a period of 13 years. Such cap included in the contract is an embedded derivative. However, it is deemed closely related to the host contract (nickel supply agreement) because the cap was out of the money on inception of the contract. Therefore, this derivative will not be separated from the host contract, which will be accounted for as an executory contract.

Upon closing of the transaction, the Company also recognized a gain of US$1,132 arising from the accumulated exchange differences reclassified from the stockholders’ equity to the income statement under “Other financial items, net”.

Divestment agreement in compliance with PT Vale Indonesia Tbk (“PTVI”) Contract of Work - PTVI, a public company in Indonesia, has an agreement in place with the government of the Republic of Indonesia to operate its mining licenses, expiring in December 2025. According to the agreement, PTVI must meet certain requirements to extend the period of the mining licenses beyond 2025, including the commitment to have Indonesian participants in its shareholding structure.

Following this commitment, in June 2020, the Company signed together with Sumitomo Metal Mining Co., Ltd. (“SMM”), an agreement for the sale of 20% (14.9% from Vale and 5.1% from SMM) of their aggregate stake in PTVI to PT Indonesia Asahan Aluminium (“PT Inalum”), an Indonesia state-owned enterprise. In October 2020, the Company concluded the transaction and received a cash consideration of US $278. This transaction with non-controlling interests resulted in a loss of US $179, which was recognized in the Stockholders’ Equity for the year ended December 31, 2020.

At the closing of the transaction, Vale and SMM which have a stake of 44.3% and 15%, respectively, totaling a 59.3% interest in PTVI, signed a block voting agreement, in which SMM is required to follow Vale’s vote on relevant operational and financial decisions concerning PTVI. Therefore, the Company continues consolidating PTVI in its financial statements.

Henan Longyu Energy Resources Co., Ltd (“Henan Longyu”) - In December 2019, the Company entered into an agreement to sell its 25% interest in Henan Longyu, a company that operates two coal mines in China, for a total cash consideration of US$156. Therefore, this investment was classified as held for sale and an impairment of US$163 was recorded as “Equity results and other results in associates and joint ventures” in the income statement for the year ended December 31,2019. In 2020, the conditions precedent of the agreement were concluded and the Company received the total amount agreed at the closing of the transaction.

Following the conclusion of the transaction, the Company recorded a gain of US $116 due to the recycling of the cumulative translation adjustments to the income statement, which was recorded in the income statement for the year ended December 31,2020 as “Equity results and other results in associates and joint ventures”.

New Steel Global N.V. (“New Steel”) – In January 2019, the Company acquired 100% of the share capital of New Steel and gained its control for the total cash consideration of US $496. New Steel is a company that develops processing and beneficiating technologies for iron ore through a completely dry process. The consideration paid is mainly attributable to the research and development project for processing of iron ore with lower carbon dioxide. The intangible assets are not subject to amortization until the operational phase is reached, which is expected to start on 2022 (note 17). On February 24, 2022 (subsequent event), the Company's Board of Directors approved the proposed recommendation to the General Meeting for the merger of New Steel into Vale S.A.

Ferrous Resources Limited (“Ferrous”) - In August 2019 the Company acquired 100% of the share capital of Ferrous, a company that owned iron ore mines nearby some of the Company’s operations in the states of Minas Gerais, Brazil for cash consideration of US$525. Ferrous has been acquired to gain access to additional reserves for the Company. At the General Shareholders' Meeting in 2020, its main wholly-owned subsidiary Ferrous Resources do Brasil S.A. was merged into Vale S.A.

Project West III – In October 2020, the Company approved the incorporation of a joint venture with Ningbo Zhoushan Port Company Limited (“Ningbo Zhoushan Port”), to build and operate the project to expand the Shulanghu Port facilities, located in China. The Project secures strategic port capacity in China to further Vale’s shipping and distribution costs optimization. Vale will own 50% of the joint venture and Vale's capital contribution to the project is estimated to range from US$110 to US$160. The construction of the project will start after both parties obtain the anti-trust and other regulatory approvals in China and is expected to last 3 years.

c) Financial guarantees

As of December 31, 2021 and 2020, the total guarantees granted by the Company (within the limit of its direct or indirect interest) for certain associates and joint ventures totaled US$1,513 and US$1,557, respectively. The fair value of the financial guarantees as of December 31, 2021 and 2020 totaled US$542 and US$877, respectively, and is recorded in the balance sheet as “Other non-current liabilities”.

d) Summarized financial information

The summarized financial information about relevant associates and joint ventures for the Company are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies. The summarized financial information about Samarco is presented in note 25.

	December 31, 2021
	Aliança Geração	Aliança		Pelletizing
	de Energia	Norte Energia	CSP (i)	plants (ii)	MRS Logística	VLI S.A.
Current assets	112	—	566	425	497	494
Non-current assets	824	206	2,615	267	1,910	3,550
Total assets	936	206	3,181	692	2,407	4,044

Current liabilities	46	—	438	166	447	580
Non-current liabilities	223	—	2,545	1	1,092	2,085
Total liabilities	269	—	2,983	167	1,539	2,665
Stockholders’ equity	667	206	198	525	868	1,379

Net revenue	185	—	2,242	396	820	1,109
Net income (loss)	96	(7)	891	250	155	(136)

	December 31, 2020
							Nacala
	Aliança Geração	Aliança			Pelletizing		Corridor Holding
	de Energia	Norte Energia	CSI	CSP (i)	plants (ii)	MRS Logística	Netherlands B.V. (i)	VLI S.A.

Current assets	138	—	336	346	300	412	524	614
Non-current assets	711	229	344	2,234	258	1,701	4,349	3,737
Total assets	849	229	680	2,581	558	2,113	4,874	4,351

Current liabilities	48	—	63	737	53	389	573	607
Non-current liabilities	134	—	148	2,623	—	898	4,684	2,123
Total liabilities	182	—	211	3,360	53	1,286	5,257	2,729
Stockholders’ equity (negative reserves)	668	229	469	(779)	504	827	(383)	1,622

Net revenue	186	—	665	1,176	104	640	611	1,011
Net income (loss)	51	(15)	(14)	(835)	73	70	(87)	(59)

(i) The joint ventures and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company ́s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize any further losses nor liabilities associated with the investee.

(ii) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

e) Subsidiaries

The significant consolidated entities in each business segment are as follows:

					% Noncontrolling
	Location	Main activity /Business	% Ownership	% Voting capital	interest
Direct and indirect subsidiaries
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Mineração Corumbaense Reunida S.A.	Brazil	Iron ore and manganese	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. ("MBR")	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	100.0%	100.0%	0.0%
PT Vale Indonesia	Indonesia	Nickel	44.3%	44.3%	55.7%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	100.0%	100.0%	0.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Distribution Center LLC	Oman	Iron ore and pelletizing plant	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	70.0%	70.0%	30.0%

f) Noncontrolling interest

Summarized financial information

The summarized financial information, prior to the eliminations of the intercompany balances and transactions, about subsidiaries with material noncontrolling interest are as follow. The stand-alone financial statements of those entities may differ from the financial information reported herein, which is prepared considering Vale’s accounting policies.

	December 31, 2021
		Vale	Vale Oman
	PTVI	Moçambique	Pelletizing	Others	Total
Current assets	771	420	92	—	—
Non-current assets	1,875	195	633	—	—
Related parties - Stockholders	82	6	25	—	—
Total assets	2,728	621	750	—	—

Current liabilities	174	224	97	—	—
Non-current liabilities	70	74	157	—	—
Related parties - Stockholders	—	12,072	296	—	—
Total liabilities	244	12,370	550	—	—

Stockholders' equity(negative reserves)	2,484	(11,749)	200	—	—
Equity (negative reserves) attributable to noncontrolling interests	1,383	(587)	60	(21)	834

Net income	198	326	27	—	—
Net income (loss) attributable to noncontrolling interests	110	(85)	8	(10)	23

Dividends paid to noncontrolling interests	18	—	12	—	30

	December 31, 2020
			Vale	Vale Oman
	PTVI	VNC	Moçambique S.A.	Pelletizing	Others	Total
Current assets	595	2	352	58	—	—
Non-current assets	1,881	—	168	650	—	—
Related parties - Stockholders	61	49	29	47	—	—
Total assets	2,537	51	549	755	—	—
Current liabilities	162	—	341	37	—	—
Non-current liabilities	53	—	98	198	—	—
Related parties - Stockholders	—	281	12,185	325	—	—
Total liabilities	215	281	12,624	560	—	—
Stockholders’ equity (negative reserves)	2,322	(230)	(12,075)	195	—	—
Equity (negative reserves) attributable to noncontrolling interests	1,292	(12)	(2,330)	59	68	(923)
Net income (loss)	84	(669)	(1,804)	20	—	—
Net income (loss) attributable to noncontrolling interests	35	(33)	(348)	6	(9)	(350)
Dividends paid to noncontrolling interests	—	—	—	14	—	14

Accounting policy

Subsidiaries – The Company consolidates all entities over which it has control, that is, when: (i) the Company is exposed or has rights over variable returns from its involvement with the investee; and (ii) has the ability to direct the investee’s significant activities. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. Consolidation is interrupted from the date on which the Company ceases to have control.

Transactions with noncontrolling interests – Investments held by other investors in Vale’s subsidiaries are classified as noncontrolling interests (“NCI”). The Company treats transactions with noncontrolling interests as transactions with the Company’s stockholders. For purchases or disposals of non-controlling interests, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is recorded directly in equity under “Acquisitions and disposals of non-controlling interests”.

Loss of control – When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.

Investments in associates and joint arrangements – Associates are all entities over which the Company has significant influence, but not control, generally through an equity interest of 20% to 50% of the voting rights. If the equity interest in the associate is reduced, but significant influence is retained, only a proportionate portion of the amounts previously recognized in other comprehensive income will be reclassified to profit or loss, when appropriate. Dilution gains and losses, incurred on interests in associates, are recognized in the income statement.

Joint arrangements are all entities over which the Company has shared control with one or more parties. Joint arrangement investments are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor.

The joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, the assets, liabilities, income and expenses related to the joint operation are recorded individually in the financial statements.

Interests in joint ventures are accounted for using the equity method, after initially being recognized at cost. The Company investment in joint ventures includes the goodwill identified in the acquisition, net of any impairment loss. The Company interest in the profits or losses of its joint ventures is recognized in the income statement and participation in the changes in reserves is recognized in the Company's reserves. When the Company’s interest in the losses of an associate or joint venture is equal to or greater than the carrying amount of the investment, including any other receivables, the Company does not recognize additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

Critical accounting estimates and judgments

Judgment is required in some circumstances to determine whether after considering all relevant factors, the Company has either control, joint control or significant influence over an entity. Significant influence includes situations of collective control.

The Company holds the majority of the voting capital in five joint arrangements (Aliança Geração de Energia S.A., Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização), but management has concluded that the Company does not have a sufficiently dominant voting interest to have the power to direct the activities of these entities. As a result, these entities are accounted under equity method due to shareholder’s agreements where relevant decisions are shared with other parties.